Cover	Apr. 04, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2025
Entity File Number	001-41267
Entity Registrant Name	American Rebel Holdings, Inc.
Entity Central Index Key	0001648087
Entity Tax Identification Number	47-3892903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5115 Maryland Way
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(833)
Local Phone Number	267-3235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AREB
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	AREBW
Security Exchange Name	NASDAQ